CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net revenues:
Total net revenues		$ 79,661,792	$ 73,502,883	$ 119,117,024
Cost of revenues		(48,236,951)	(56,817,101)	(84,890,976)
Gross profit		31,424,841	16,685,782	34,226,048
Operating (expenses)/income:
Sales and marketing		(304,933)	(433,121)	(750,461)
General and administrative		(16,998,675)	(14,512,631)	(15,757,147)
Other operating (expenses)/income		(1,108,681)	6,472,463	(11,802,629)
Impairment loss of assets		(360,151)	(1,432,296)	(6,880,115)
Total operating expenses		(18,772,440)	(9,905,585)	(35,190,352)
Income/(loss) from operations		12,652,401	6,780,197	(964,304)
Non-operating (expenses)/income:
Interest income		1,654,614	975,719	822,915
Interest expense		(5,153,794)	(6,206,076)	(9,159,818)
Foreign exchange (losses)/gains		(1,764,349)	769,183	(1,273,899)
Total non-operating expenses		(5,263,529)	(4,461,174)	(9,610,802)
Income/(loss) before income tax		7,388,872	2,319,023	(10,575,106)
Income tax expense		(774,412)	(163,036)	(1,105,049)
Income/(loss), net of tax		6,614,460	2,155,987	(11,680,155)
Less: Net loss attributed to non-controlling interests		(247,413)	(622,668)	(2,848,932)
Net income/(loss) attributed to ReneSola Ltd		$ 6,861,873	$ 2,778,655	$ (8,831,223)
Income/(loss) attributed to ReneSola Ltd per ADS
Basic		$ 0.10	$ 0.06	$ (0.22)
Diluted		$ 0.10	$ 0.06	$ (0.22)
Weighted average number of ADS used in computing income/(loss) per ADS
Basic (in ADS)	[1]	68,906,139	49,166,354	40,595,551
Diluted (in ADS)	[1]	69,840,638	49,788,422	40,595,551
Solar power projects
Net revenues:
Net revenues		$ 61,036,228	$ 49,160,215	$ 90,096,551
Electricity generation
Net revenues:
Net revenues		17,969,727	23,547,162	28,712,942
EPC services
Net revenues:
Net revenues		0	0	69,751
Other
Net revenues:
Net revenues		$ 655,837	$ 795,506	$ 237,780

[1]	Each American depositary shares (ADS) represents 10 common shares